Related party transactions - Summary of Remuneration of Directors (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, short-term employee benefits	$ 1,077,438	$ 272,493	$ 2,860,781	$ 811,502
Key management personnel compensation, share-based payment	3,390,738	0	11,420,976	605,957
Key Management Personnel Compensation, Fees And Benefits	995,766	176,278	2,593,068	516,124
Key management personnel compensation	$ 5,463,942	$ 448,771	$ 16,874,825	$ 1,933,583